Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	TIAA-CREF FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001084380
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2020
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A